CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss from continuing operations	$ (16,800)	$ (38,420)	$ (69,879)
Net income (loss) from discontinued operations	(5,320)	(69,068)	134,360
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Share-based compensation expense	15,320	12,284	31,603
Loss (earnings) in equity method investments	(70)	7,464	2,463
Realized loss on disposal of long-term investments	0	0	2,141
Reduction in the carrying amount of the right-of-use assets	898	1,358	0
Depreciation and amortization	967	807	1,282
Impairment on long-term investments	0	2,000	0
Impairment on goodwill	0	9,288	29,055
Write-offs of prepaid expenses and other current assets	281	418	0
Provision for doubtful accounts	0	(2)	41
Provision for amount due from a related party	0	12,408	0
Write-offs for advance to supplier related to Ji'nan Dealership	0	0	10,228
Write-offs of inventory related to Ji'nan Dealership	0	0	(200)
Gain on disposal of property and equipment	0	0	(25,928)
Realized gain on long-term available-for-sale investment	0	0	(1,005)
Fair value change of put option and liability-classified warrant	0	0	(233)
Fair value change of contingent consideration	1,027	(20,662)	(19,899)
Changes in operating assets and liabilities of continuing operations:
Accounts receivable	(44)	506	3,692
Prepaid expenses and other current assets	391	333	60,790
Inventory	287	256	(1,247)
Right of use assets	221	(4,611)	0
Other non-current assets	603	82	154
Accounts payable	(320)	(1,216)	(23,260)
Amounts due from/to related parties	(7,909)	(6,495)	(10,280)
Amount due from subsidiary held for sale	(2,255)	0	0
Accrued expenses and other current liabilities	(3,056)	(7,877)	(5,837)
Interest payable to investors	0	0	(31)
Deferred revenue	(148)	(24)	(5,049)
Operating lease liabilities-current	358	1,050	0
Operating lease liabilities-non-current	(581)	1,169	0
Other non-current liabilities	0	0	3,147
Income tax payable	(894)	1,482	9,024
Net cash used in operating activities from continuing operations	(11,724)	(28,402)	(20,665)
Net cash used in operating activities from discontinued operations	(3,878)	(4,745)	(39,320)
Cash flows from investing activities of continuing operations:
Proceeds from sale of equity investment with readily determinable fair values	0	0	8,432
Proceeds from sales of equity investments without readily determinable fair values	0	0	4,585
Proceeds from capital withdrawal from equity method investees	0	0	1,098
Proceeds from disposition of Renren SNS	0	6,090	0
Proceeds from repayment of the note issued by OPI	31,529	9,564	0
Purchase of equity investments without readily determinable fair values	0	0	(256)
Purchase of long-term available-for-sale investments	0	0	(650)
Proceeds from sales (Purchase) of short-term investments	1,436	(1,436)	0
Proceeds from disposal of equipment and property	58	111	60,388
Purchases of equipment and property	(221)	(412)	(132)
Cash disposed of from deconsolidation of subsidiaries	0	(343)	0
Acquisition of subsidiaries, net of cash acquired	0	0	496
Loans to third parties	0	0	(1,513)
Proceeds from repayment of third party loans	0	4,086	0
Net cash provided by investing activities from continuing operations	32,802	17,660	72,448
Net cash provided by investing activities from discontinued operations	0	1,223	98,994
Cash flows from financing activities of continuing operations:
Proceeds from exercise of share options	1	8	526
Payment to investors	1	0	(5,594)
Repayment of convertible loans issued by Kaixin	0	(2,347)	0
Repayment of borrowings	(4,751)	(31,000)	(11,500)
Cash distribution to shareholders related to acquisition of OPI	0	0	(168,983)
Proceeds from borrowings	3,289	10,488	26,500
Advance from KAH's non-controlling Shareholder	0	3,386	0
Net cash provided by used in financing activities from continuing operations	(1,460)	(19,465)	(159,051)
Net cash (used in) provided by financing activities from discontinued operations	3,917	(6,328)	(95,128)
Net (decrease) increase in cash and cash equivalents and restricted cash from continuing operations	19,618	(30,207)	(107,268)
Net (decrease) increase in cash and cash equivalents and restricted cash from discontinued operations	39	(9,850)	(35,454)
Cash and cash equivalents and restricted cash at beginning of year from continuing operations	14,733	43,745	137,476
Cash and cash equivalents and restricted cash at beginning of year from discontinued operations	3,189	13,768	64,447
Effect of exchange rate changes	(330)	466	(1,688)
Cash and cash equivalents and restricted cash at end of year from continuing operations	34,087	14,733	43,745
Cash and cash equivalents and restricted cash at end of year from discontinued operations	3,162	3,189	13,768
Supplemental schedule of cash flows information from continuing operations:
Interest paid	337	565	842
Income Taxes Paid, Net	0	0	0
Supplemental schedule of cash flows information from discontinuing operations:
Interest paid	839	1,710	7,448
Income taxes paid	8	254	0
Continuing operations
Schedule of non-cash activities from continuing operations:
Contingent consideration	0	20,849	0
Increase in equity method investments through the settlement of amount due from a related party	0	600	0
Receivable from disposition of Renren SNS	0	0	60,000
Acquisition of entity through settlement of loan to a related party	40,000	0	0
Schedule of non-cash activities from discontinuing operations:
Contingent consideration	0	20,849	0
Discontinued operations
Schedule of non-cash activities from continuing operations:
Contingent consideration	0	0	14,113
Schedule of non-cash activities from discontinuing operations:
Contingent consideration	0	0	14,113
Beneficial conversion feature of a convertible loan issued by Kaixin	0	2,128	0
Conversion of convertible loans issued by Kaixin to KAH's ordinary shares, including interest of $219	0	21,219	0
Acquisition of noncontrolling interest	0	1,512	0
Net assets disposal of a dealership	0	62	0
Net liabilities acquired in the reverse recapitalization, excluding cash acquired	0	5,053	0
Acquisition of business settled by forgiveness of financing receivable	0	0	(18,345)
Amount due to related party converted to ordinary shares	$ (4,213)	$ 0	$ 0